RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		¥ 1,823	¥ 1,847
Amounts due to related parties		7,662	7,662
A a Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[1],[2]	1,100	1,100
Amounts due to related parties	[1],[2]
Member Of Management Team Of Beijing SIWA Century Zhisheng Education Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[2]	185	209
Amounts due to related parties	[2]	4,232	4,232
Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of manangement team of Century Zhisheng [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[3]	138	138
Amounts due to related parties	[3]
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[3]	0	0
Amounts due to related parties	[3]	3,430	3,430
B a Member Of Manangement Team [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	[2]	400	400
Amounts due to related parties	[2]

[1]	The borrowings were made from management for operation purpose. The borrowings of RMB 3,143 and 1,089 from a member of management team of Century Zhisheng in 2014 and 2015 were noninterest bearing. The borrowings of RMB 500 from A, a member of management team of the Company in year 2014 were bearing interest at 10% per annum, and fully repaid in 2015.
[2]	The loans were to management for operation purpose.
[3]	The loans to and/or borrowings from entities controlled by of management were made for operation purpose without interest bearing and maturity date.